Investment Strategy	Oct. 31, 2025
ALLSPRING FUNDS TRUST | Special International Small Cap Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of non-U.S. companies with a superior valuation and earnings profile. Our research, which employs both quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.